Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 1,640,534	$ 1,631,716	$ 1,631,252
Goodwill acquired during the period	1,395	9,151	2,455
Purchase price adjustment	(133)		(7,114)
Balance at the end of the period	1,641,796	1,640,534	1,631,716
Specialty Hospitals
Goodwill
Balance at the beginning of the period	1,333,220		1,330,609
Goodwill acquired during the period	1,395		(1,420)
Purchase price adjustment			(7,114)
Balance at the end of the period	1,334,615		1,333,553
Outpatient Rehabilitation
Goodwill
Balance at the beginning of the period	307,314	298,163	300,643
Goodwill acquired during the period		9,151	3,875
Purchase price adjustment	(133)
Balance at the end of the period	$ 307,181	$ 307,314	$ 298,163